Loans and Allowances for Loan Losses 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	$ 16,095	$ 15,635
Loans charged off	(4,203)	(4,563)	(5,998)
Recoveries of loans charged off	1,125	1,248	1,251
Provision for loan losses	4,300	3,775	6,150
Balance at the end of period	17,317	16,095	15,635
Commercial and industrial [Member]
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	6,393	6,364
Loans charged off	907	2,082
Recoveries of loans charged off	168	153
Provision for loan losses	(2,393)	1,958
Balance at the end of period	3,261	6,393
Amount for loans individually evaluated for impairment	515	895
Amount for loans collectively evaluated for impairment	2,746	5,498
Loans individually evaluated for impairment	2,429	3,828
Loans collectively evaluated for impairment	211,038	194,916
Mortgages Commercial [Member]
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	994	1,371
Loans charged off	746	263
Recoveries of loans charged off	3	0
Provision for loan losses	1,586	(114)
Balance at the end of period	1,837	994
Amount for loans individually evaluated for impairment	88	243
Amount for loans collectively evaluated for impairment	1,749	751
Loans individually evaluated for impairment	10,116	9,078
Loans collectively evaluated for impairment	515,297	458,335
Mortgages Residential - first lien [Member]
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	1,786	1,304
Loans charged off	673	324
Recoveries of loans charged off	18	142
Provision for loan losses	1,511	664
Balance at the end of period	2,642	1,786
Amount for loans individually evaluated for impairment	0	0
Amount for loans collectively evaluated for impairment	2,642	1,786
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	286,972	256,173
Mortgages Residential - junior lien [Member]
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	521	563
Loans charged off	48	31
Recoveries of loans charged off	47	9
Provision for loan losses	(54)	(20)
Balance at the end of period	466	521
Amount for loans individually evaluated for impairment	0	0
Amount for loans collectively evaluated for impairment	466	521
Loans individually evaluated for impairment	50	31
Loans collectively evaluated for impairment	100,049	101,846
Consumer Automobile - Indirect [Member]
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	4,839	4,196
Loans charged off	1,341	1,345
Recoveries of loans charged off	544	700
Provision for loan losses	2,688	1,288
Balance at the end of period	6,730	4,839
Amount for loans individually evaluated for impairment	0	0
Amount for loans collectively evaluated for impairment	6,730	4,839
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	283,836	227,541
Consumer Other [Member]
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	916	1,155
Loans charged off	488	518
Recoveries of loans charged off	345	244
Provision for loan losses	167	35
Balance at the end of period	940	916
Amount for loans individually evaluated for impairment	0	0
Amount for loans collectively evaluated for impairment	940	916
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	18,323	25,583
Loans held for sale [Member]
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	0	0
Loans charged off	0	0
Recoveries of loans charged off	0	0
Provision for loan losses	0	0
Balance at the end of period	0	0
Amount for loans individually evaluated for impairment	0	0
Amount for loans collectively evaluated for impairment	0	0
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	21,113	7,556
Unallocated Financing Receivables [Member]
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	646	682
Loans charged off	0	0
Recoveries of loans charged off	0	0
Provision for loan losses	795	(36)
Balance at the end of period	1,441	646
Amount for loans individually evaluated for impairment	0	0
Amount for loans collectively evaluated for impairment	1,441	646
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	$ 9,549	$ 7,634